UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06044

Morgan Stanley European Equity Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	October 31, 2010

Date of reporting period:	July 31, 2010

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments • July 31, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (95.8%)
	Belgium (1.8%)
	Chemicals
124,173	Umicore	$4,187,807

	Finland (1.9%)
	Machinery
98,106	Kone Oyj (Class B)	4,477,204

	France (10.7%)
	Commercial Banks
90,684	BNP Paribas	6,229,008
87,543	Societe Generale	5,046,411
		11,275,419
	Commercial Services & Supplies
72,882	Edenred (a)(b)	1,282,181

	Electrical Equipment
49,546	Schneider Electric SA	5,714,089

	Hotels, Restaurants & Leisure
72,882	Accor SA	2,360,637

	Multi-Utilities
128,828	GDF Suez	4,279,325

	Total France	24,911,651

	Germany (14.5%)
	Automobiles
108,664	Daimler AG (b)	5,858,938

	Diversified Telecommunication Services
294,779	Deutsche Telecom AG (Registered Shares)	3,960,503

	Food & Staples Retailing
54,723	Metro AG	3,037,552

	Industrial Conglomerates
68,268	Siemens AG (Registered Shares)	6,653,588

	Insurance
28,550	Muenchener Rueckversicherungs AG (Registered Shares)	3,954,891

	Machinery
53,674	MAN SE	4,982,211

	Pharmaceuticals
90,089	Bayer AG	5,179,087

	Total Germany	33,626,770

	Greece (1.0%)
	Commercial Banks
157,380	National Bank of Greece SA (b)	2,294,958

	Luxembourg (1.8%)
	Metals & Mining
134,837	ArcelorMittal	4,109,931

	Netherlands (1.7%)
	Diversified Telecommunication Services
287,720	Koninklijke KPN N.V. (a)	4,004,391

	Portugal (1.2%)
	Oil, Gas & Consumable Fuels
171,326	Galp Energia SGPS SA (Class B) (a)	2,801,962

	Spain (2.0%)
	Commercial Banks
344,616	Banco Bilbao Vizcaya Argentaria SA	4,641,321

	Switzerland (c) (12.6%)
	Food Products
225,872	Nestle SA (Registered Shares)	11,166,755

	Insurance
20,815	Zurich Financial Services AG	4,859,564

	Pharmaceuticals
133,273	Novartis AG (Registered Shares)	6,467,265

51,516	Roche Holding AG	$6,700,987
		13,168,252

	Total Switzerland	29,194,571

	United Kingdom (c) (44.7%)
	Aerospace & Defense
457,682	Rolls-Royce Group PLC (b)	4,165,383

	Commercial Banks
1,257,517	Barclays PLC	6,566,895
969,047	HSBC Holdings PLC	9,822,912
		16,389,807
	Diversified Telecommunication Services
1,350,546	TalkTalk Telecom Group PLC (a)(b)	2,596,022

	Food & Staples Retailing
911,169	WM Morrison Supermarkets PLC	3,788,852

	Health Care Equipment & Supplies
256,494	SSL International PLC	4,753,243

	Insurance
435,066	Prudential PLC	3,785,468

	Media
450,916	Reed Elsevier PLC	3,905,688

	Metals & Mining
163,149	Anglo American PLC (b)	6,462,829

	Oil, Gas & Consumable Fuels
387,473	BG Group PLC	6,210,731
677,595	BP PLC	4,316,241
265,528	Royal Dutch Shell PLC (Class A)	7,310,155
224,408	Tullow Oil PLC	4,334,702
		22,171,829
	Pharmaceuticals
345,884	GlaxoSmithKline PLC	6,029,863

	Professional Services
378,616	Experian PLC	3,727,997

	Specialty Retail
779,083	Carphone Warehouse Group PLC (a)(b)	2,811,736
7,248,090	DSG International PLC (b)	3,051,456
		5,863,192
	Tobacco
190,598	British American Tobacco PLC	6,561,722
182,509	Imperial Tobacco Group PLC	5,166,349
		11,728,071
	Wireless Telecommunication Services
3,601,349	Vodafone Group PLC	8,405,917

	Total United Kingdom	103,774,161

	United States (1.9%)
	Auto Components
74,424	Autoliv, Inc. (SDR) (b)	4,273,918

	Total Common Stocks (Cost $208,422,976)	222,298,645

	Preferred Stock (1.6%)
	Germany
	Health Care Equipment & Supplies
53,831	Fresenius SE	3,823,876

	Total Preferred Stocks (Cost $4,237,209)	3,823,876

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investments (4.3%)
	Securities Held as Collateral on Loaned Securities (2.3%)
	Repurchase Agreements (0.5%)
543	Bank of America Securities, LLC (0.22%, dated 07/30/10, due 08/02/10; proceeds $543,118; fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp.; 4.5% due 03/01/36; Federal National Mortgage Association; 5.0% due 07/01/40; valued at $553,970)	$543,108
679

Barclays Capital, Inc. (0.46% dated 07/30/10, due 08/02/10; proceeds $ 679,335 ; fully collateralized by common stock at the date of this portfolio on investments as follows:1st Source Corp., 3M Co., Abbott Laboratories, Abington Bancorp, Inc., ACI Worldwide, Inc., ACME Packet, Inc., Acuity Brands, Inc., Advanced Micro Devices, Inc., Advent Software, Inc., Aecom Technology Corp., Aegean Maritime Petroleum Network, Inc., AFC Corp., AFC Enterprises, Inc., AGCO Corp., Agilent Technologies, Inc., Agilysys, Inc.,Aircastle Ltd. , Alamo Group, Inc., Align Technology, Inc., Alleghany Corp., Alliant Energy Corp., Almost Family, Inc., Alnylam Pharmaceuticals, Inc., Altisource Portfolio Solutions SA, AMAG Pharmaceuticals, Inc., Ambassadors Group, Inc., AMERCO, American Axle & Manufacturing Holdings, Inc., American Campus Communities, Inc., American Dairy, Inc., American Dental Parnters, Inc., American Express Co., American Physicians Capital, Inc., American Physicians Service Group, Inc., American Science & Engineering, Inc., American Service Group, Inc., American Woodmark Corp., AmeriGroup Corp., AMN Healthcare Services, Inc., AMPCO-Pittsburgh Corp., Amphenol Corp., AMREP Corp., Apache Corp., Apogee Enterprises, Inc., Aqua America, Inc., Archer Daniels Midland Co., Ardea Biosciences, Inc., Arena Pharmaceuticals, Inc., Argo Group International Holdings Ltd., Arthrocare Corp., ArvinMeritor, Inc., Asbury Automotive Group, Inc., Ashland, Inc., Astoria Financial Corp., ATC Technology Corp., Atmos Energy Corp., Auto Zone, Inc., Avatar Holdings, Inc., Avnet, Inc., Baldwin & Lyons, Inc., Baltic Trading Ltd., BancFirst Corp., Bank of Nova Scotia, Barclays, BCE, Inc., Be Aerospace, Inc., Bel Fuse, Inc., BGC Partners, Inc., Big 5 Sporting Goods Corp., Biglari Holdings, Inc., Black Box Corp., Blackboard, Inc., Blount International, Inc., Blue Nile, Inc., Boardwalk Pipeline Partners LP, Bob Evans Farms, Inc., Bolt Technology Corp., Boston Beer, Inc., Boston Private Financial Holdings, Inc., BP Prudhoe Bay Royalty Trust, Brigham Exploration Co., Brinks Co., Brown Show, Inc., Bruker Corp., Brunswick Corp., Buckeye Technologies, Inc., Buckle, Inc., Bucyrus International, Inc., Buffalo Wild Wings, Inc., Cabot Microelectronics Corp., CACI International, Inc., Calamos Asset Management, Inc., California Pizza Kitchen, Inc., CAN Financial Corp., Canadian Natural Resources Ltd., Canadian Pacific Railway Ltd., Cantel Medical Corp., Care Investment Trust, Inc., Casey’s General Stores, Inc., Catalyst Health Solutions, Inc., CBOE Holdings, Inc., CBS Corp., Celanese Corp., Celestica, Inc., Centene Corp., Central European Media Enterprises Ltd., Central Garden & Pet Co., Cenveo, Inc., Ceragon Netwrorks Ltd., Cheniere Energy Partners LP, Chesapeake Energy Corp., Chesapeake Lodging Trust, Chesapeake Utilities Corp., China Agritech, Inc., China Biotics, Inc., China MediaExpress Holdings, Inc., China Security & Surveillance Technology, Inc., China Sky One Medical, Inc., Circor International, Inc., Clean Energy Fuels Corp., Clear Channel Outdoor Hioldings, Inc., CNA Surety Corp., Coeur D’Alene Mines Corp., Cogdell Spencer, Inc., Cogent Communications Group, Inc., Cognex Corp., COGO Group, Inc., Colony Financial, Inc., Columbia Sportswear Co., Commerce Bancshares, Inc., Compass Diversified Holdings, Complete Production Services, Inc., Conceptus, Inc., Conns, Inc., Consolidated Communications Holdings, Inc., Consolidated Graphics, Inc., Constant Contact, Inc., Constellation Energy Group, Inc., CoreLogic, Inc., Corporate Office Properties Trust, Corus Entertainment, Inc., Courier Corp., CPI Corp., Cross Timbers Realty Trust, Crown Castle International Corp., CSS Industries, Inc., CTC Media, Inc., CTS Corp., Cullen Frost Bankers, Inc., Cymer, Inc., Cypress Sharpridge Investments, Inc., Deer Consumer Products, Inc., Deere & Co., Delta Air Lines, Inc., Deutsche Bank AG, Diamond Management & Technology Consultants, Inc., Digi International, Inc., Dish Network Corp., Dolby Laboratories, Inc., Dominion Resources Black Warrior Trust, Domtar Corp., Donegal Group, Inc., Donnelley R R & Sons Co., Dorman Products, Inc., Dragonwave, Inc., Dreamworks Animation SKG, Inc., Drew Industries, Inc., Drew Industries, Inc., Ducommun, Inc., Duff & Phelps Corp.,

Duncan Energy Partners LP, Duoyuan Printing, Inc., Dycom Industries, Inc., Dynamex, Inc., Dynamics Materials Corp., Dynamics Research Corp., Dynavox, Inc., Dynex Capital, Inc., Eagle Materials, Inc., Eastern American Natural Gas Trust, Eastgroup Properties, Inc., Ebix, Inc., Echostar Corp., El Paso Corp., El Paso Pipeline Partners, LP., Elbit Systems Ltd., Electro Rent Corp., Electronics For Imaging, Inc., Elizabeth Arden, Inc., Emergent Biosolutions, Inc., EMS Technologies, Inc., Encore Capital Group, Inc., Encore Wire Corp., Endo Pharmaceuticals Holdings, Inc., Endurance Specialty Holdings Ltd., Energy Partners Ltd., EnergySolutions, Inc., Enernoc, Inc., Ennis, Inc., EnPro Industries, Inc., Entercom Communications Corp., Entertainment Properties Trust, Epicor Software Corp., EPIQ Systems, Inc., EQT Corp., Equifax, Inc., Erie Indemnity Co., ESSA Bancorp, Inc., Estee Lauder Companies, Inc., E-Trade Financial Corp., Everest Re Group Ltd., Exar Corp., Excel Maritime Carriers Ltd., Excel Trust, Inc., Exeter Resources Corp., EZCORP, Inc., F5 Networks, Inc., Faro Technologies, Inc., FBL Financial Group, Inc., First American Financial Corp., First Citizens Bancshares, Inc., First Community Bancshares, Inc., First Financial Corp. /Indianna, First Horizon National Corp., First Mercury Financial Corp., FirstService Corp., Forest Labs, Inc., Forward Air Corp., FreightCar America, Inc., Fresh Del Monte Produce, Inc., FTI Consulting, Inc., Fuel Systems Solutions, Inc., Furniture Brands International, Inc., Fushi Copperweld, Inc., G&K Services, Inc., GAMCO Investors, Inc., Garmin Ltd., Generac Holdings, Inc., General Maritime Corp., Genesco, Inc., Genomic Health, Inc., Gentiva Health Services, Inc., Gildan Activewear, Inc., Given Imaging Ltd., Glimcher Realty Trust, Goldcorp, Inc., Gorman Rupp Co., Graco, Inc., Graham Corp., Great Plains Energy, Inc., Green Mountain Coffee Roasters, Inc., Green Plains Renewable Energy, Inc., Hallmark Financial Services, Inc., Hancock Holding Co., Hanes Brands, Inc., Harleysville Group, Inc., Harman International Industries, Inc., Harsco Corp., Haverty Furniture, Inc., Haynes International, Inc., Heartland Express, Inc., Heico Corp., Helen of Troy Corp. Ltd., Hewlett Packard Co., HickoryTech Corp., Hillenbrand, Inc., Hi-Tech Pharmacal Co., Hittite Microwave Corp., HMS Holdings Corp., Hologic, Inc., Horace Mann Educators Corp., Hudson Pacific Properties, Inc., Hughes Communications, Inc., Hugoton Royalty Trust, Huron Consulting Group, Inc., Idacorp, Inc., IDT Corp., Imation Corp., IMAX Corp., Immucor, Inc., Impax Laboratories, Inc., Imperial Oil Ltd., Incyte Corp., Inergy LP, Infinity Property & Casualty Corp., Infospace, Inc., Ingles Markets, Inc., Innospec, Inc., Insight Enterprises, Inc., Integrated Silicon Solutions, Inc., Inter Parfums, Inc., International Paper Co., International Speedway , Inc., International Tower HillMines Ltd., Invesco Mortgage Capital , Inc., Investors Bancorp, Inc., IPC The Hospitalist Co., Inc., Ironwood Pharmaceuticals, Inc., Isle of Capri Casinos, Inc., ITT Corp., IXYS Corp., J Crew Group, Inc., J&J Snack Foods Corp., JDA Software Group, Inc., Jinpan International Ltd., John Bean Technologies Corp., Jones Apparel Group, Inc., K -Sea Transportation Partners LP, Kapstone Paper & Packaging Corp., KAR Auction Services, Inc., Kearny Financial Corp., Kensey nash Corp., Keynote Systems, Inc., KKR & Co. LP, Kohls Corp., Kraton Performance Polymers, Inc., L&L Energy, Inc., LA Barge, Inc., LA Z Boy, Inc., Lamar Advertising Co., Lattice Semiconductor Corp., Layne Christensen Co., Lender Processing Services, Inc., Lennar Corp., LHC Group, Inc., Liberty Acquistitions Holdings Corp., Life Time Fitness, Inc., Lincoln Educational Services Corp., Linn Energy, Inc., LMI Aerospace, Inc., Lululemon Athletica, Inc., M&T Bank Corp., Macquarie Infastructure Company LLC, Magellan Midstream Partners LP, Magna International , Inc., Mankind Corp., Marcus Corp., Markel Corp., MarketAxess Holdings, Inc., Martin Marietta Materials, Inc., Masimo Corp., Matrix Service Co., Matthews International Corp., Maxygen, Inc., Media General, Inc., Medical Action Industries, Inc., Medivation, Inc., Mercadolibre, Inc., Mercer International, Inc., Metals USA Holdings Corp., Metro Bancorp, Inc., Miller Industries, Inc./Tenn, Monarch Casino & Resort, Inc., Monmouth Real Estate Investment Corp., Monolithic Power Systems, Inc., Monotype Imaging Holdings, Inc., Morningstar, Inc., Morton’s Restaurant Group, Inc., MTS Systems Corp., Multi-Color Corp., MV Oil Trust, Myers Industries Corp., National Beverage Corp., National Interstate Corp., Navigant Consulting, Inc., Navios Maritime Holdings, Inc., Navios Maritime Partners LP, NBT Bancorp, Inc., NBTY, Inc., Net 1 UEPS Technologies, Inc., Netgear, Inc., Netlogic Microsystems, Inc. NetScout Systems, Inc., Inc., Safety Insurance Group, Inc., SAIC, Inc., San Juan Basin Royalty Trust, Savient Pharmaceuticals, Inc., Schein Henry, Inc., School Specialty, Inc., Schulman (A.), Inc., Scott’s Miracle Gro Co., Seaboard Corp., Seabridge Gold, Inc., Seacor Holdings, Inc., Seahawk Drilling, Inc., Seattle Genetics, Inc., Select Medical Holdings Corp., Seneca Foods Corp., Sequenom, Inc., SFN Group, Inc., Sherwin Williams Co., Shoretel, Inc., Silver Wheaton Corp., Six Flags Entertainment Corp., Smurfit-Stone Container Corp., Snap On, Inc., Solar Capital Ltd., Sonic Automotive, Inc., Sovran Self Storage, Inc.,

Sports Supply Group, Inc., SS&C Technologies Holdings, Inc., Stamps.com, Inc., Standard Motor Products, Inc., Starwood Property Trust, Inc., State Auto Financial Corp., Stein Mart, Inc., Steinway Musical Instruments, Inc., Sterling Bancorp, Student Loan Corp., Sturm Ruger & Co., Inc., Suburban Propane Partners LP, Sun Healthcare Group, Inc., Sunoco Logistics Partners LP, Superior Energy Services, Inc., SureWest Communications Susquehanna Bancshares, Inc., Susser Holdings Corp., SWS Group, Inc., Symetra Financial Corp., Symmetricom, Inc., Symmetry Mecical, Inc., Synchronoss Technologies, Inc., Synovis Life Technologies, Inc., Synutra International, Inc., Tanzian royalty Exploration Corp., Targa Resources Partners LP, TCF Financial Corp., Teleflex, Inc., Telus Corp., Teradyne, Inc., Terra Nova Royalty Corp., Tesla Motors, Inc., Texas Pacific Land Trust, Textron, Inc., TFS Financial Corp., Theravance , Inc., Tidewater, Inc., Tiffany & Co., Timberland Co., Time Warner, Inc., Toostie Roll Industries, Inc., TowneBank, TransCanada Corp., Transglobe Energy Corp., Tree.com, Inc., TriCo Bancshares, TrueBlue, Inc., Trustmark Corp., Tsakos Energy Navigation Ltd., Two Harbors Investment Corp., Tyler Technologies, Inc., UGI Corp., UIL Holdings Corp., Unica Corp. UniFirst Corp., Union First Market Bankshares Corp., United Casualty & Casualty Co., United Natural Foods, Inc., United Online, Inc., Unitran, Inc., Universal Display Corp., Universal Electronics, Inc., Universal Health Realty Income Trust, Universal Health Services, Inc., Universal Stainless & Alloy, Urstadt Biddle Properties, US Cellular Corp., US Global Investors, Inc., US Physical Therapy, Inc., USA Mibility, Inc., Valeant Pharmaceuticals International, Valhi, Inc., Vanguard Natural Resources LLC, Varian Medical Systems, Inc., Vector Group Ltd., Vertex Pharmaceuticals, Inc., Viacom, Inc., Viad Corp., Viatsat, Inc., Vitamin Shoppe, Inc., Vitran Corp. , Inc., Vivus, Inc., VSE Corp., Watsco, Inc., Wesbanco, Inc., Westar Energy, Inc., Western Alliance Bancorp, Western Gas Partners LP, Westmoreland Coal Co., Weyerhaeuser Co., White Mountains Insurance Group Ltd., Wiliams Clayton Energy, Inc., Wilmington Trust Corp., Wilshire Bancorp, Inc., Winthrop Realty Trust, Woodward Governor Co., World Acceptance Corp., Wynn Resorts Ltd., Xcel Energy, Inc., XL Group PLC, Xyratex Ltd.; valued at $713,275)

			679,309

	Total Repurchase Agreements (Cost $1,222,417)		1,222,417

NUMBER OF SHARES (000)
	Investment Company (d) (1.8%)
4,008	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $4,008,045)		4,008,045

	Total Securities Held as Collateral on Loaned Securities (Cost $5,230,462)		5,230,462

	Investment Company (2.0%)
4,582	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $4,582,462) (d)		4,582,462

	Total Short-Term Investments (Cost $9,812,924)		9,812,924

	Total Investments (Cost $222,473,109) (e)(f)	101.7%	235,935,445
	Liabilities in Excess of Other Assets	(1.7)	(3,934,913)
	Net Assets	100.0%	$232,000,532

SDR	Swedish Depositary Receipt.
(a)

The value of loaned securities and related collateral outstanding at July 31, 2010 were $4,976,962 and 5,230,462, respectively. The Fund received cash collateral of $5,230,462 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Non-income producing security.
(c)

At July 31, 2010, investments in securities of issuers in United Kingdom 44.7% and Switzerland 12.6% represented 57.3% of the Fund’s net assets. These investments as well as other non-U.S. investments, which involve risks and consideration not present with respect to U.S. securities, may be affected by economic or political development in this region.

(d)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(e)	Securities have been designated as collateral in connection with open option and forward foreign currency contracts.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contracts Open at July 31, 2010:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED DEPRECIATION
State Street	GBP	13,530,000	EUR	16,124,150	09/01/2010	$(215,413)

EUR	Euro.
GBP	British Pound.

Morgan Stanley European Equity Fund Inc.

Notes to Portfolio of Investments • July 31, 2010 (unaudited)

Fair Valuation Measurements

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is the summary of the inputs used as of July 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT JULY 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Assets:
Common Stocks
Aerospace & Defense	$4,165,383	$4,165,383	—	—
Auto Components	4,273,918	4,273,918	—	—
Automobiles	5,858,938	5,858,938	—	—
Chemicals	4,187,807	4,187,807	—	—
Commercial Banks	34,601,505	34,601,505	—	—
Commercial Services & Supplies	1,282,181	1,282,181	—	—
Diversified Telecommunication Services	10,560,916	10,560,916	—	—
Electrical Equipment	5,714,089	5,714,089	—	—
Food & Staples Retailing	6,826,404	6,826,404	—	—
Food Products	11,166,755	11,166,755	—	—
Health Care Equipment & Supplies	4,753,243	4,753,243	—	—
Hotels, Restaurants & Leisure	2,360,637	2,360,637	—	—
Industrial Conglomerates	6,653,588	6,653,588	—	—
Insurance	12,599,923	12,599,923	—	—
Machinery	9,459,415	9,459,415	—	—
Media	3,905,688	3,905,688	—	—
Metals & Mining	10,572,760	10,572,760	—	—
Multi-Utilities	4,279,325	4,279,325	—	—
Oil, Gas & Consumable Fuels	24,973,791	24,973,791	—	—
Pharmaceuticals	24,377,202	24,377,202	—	—
Professional Services	3,727,997	3,727,997	—	—
Specialty Retail	5,863,192	5,863,192	—	—
Tobacco	11,728,071	11,728,071	—	—
Wireless Telecommunication Services	8,405,917	8,405,917	—	—
Total Common Stocks	222,298,645	222,298,645	—	—
Preferred Stock	3,823,876	3,823,876	—	—
Short-Term Investments
Repurchase Agreements	1,222,417	—	$1,222,417	—
Investment Company	8,590,507	8,590,507	—	—
Total Short-Term Investments	9,812,924	8,590,507	1,222,417	—
Total Assets	$235,935,445	$234,713,028	$1,222,417	—
Liabilities:
Forward Foreign Currency Contracts	$(215,413)	—	$(215,413)	—

Valuation of Investments - (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities;  (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) swaps are marked-to-market daily based upon quotations from market makers; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors; (6) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Equity Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 21, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 21, 2010